Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
8.	Income Taxes –

The Company’s provision for income taxes is as follows:

	For the Year Ended December 31,
	2011	2010
Current:
Federal	$549,000	$525,000
State	100,000	108,000
	649,000	633,000

Deferred:
Federal	197,000	100,000
State	37,000	19,000
	234,000	119,000

	$883,000	$752,000

Deferred income tax assets (liabilities) are summarized as follows:

	As of December 31,
	2011		2010
	Current	Non-Current	Current	Non-Current
Deferred income tax assets:
Allowance for loan receivable	$380,000	$-	$442,000	$-
Other	33,000	-	25,000	-
	413,000	-	467,000	-
Deferred income tax liabilities:
Property and equipment	-	(163,000)	-	(194,000)
Goodwill and intangible assets	-	(367,000)	-	(156,000)
	-	(530,000)	-	(350,000)

Net	$413,000	$(530,000)	$467,000	$(350,000)

Reconciliations from the statutory federal income tax rate to the effective income tax rate are as follows:

	For the Year Ended December 31,
	2011	2010
Income tax expense using the statutory federal rate	$788,000	$714,000
State income taxes, net of federal benefit	92,000	83,000
Shares received for reimbursement of expenses	-	(33,000)
Other	3,000	(12,000)

Income tax expense	$883,000	$752,000

It is the Company’s practice to recognize penalties and/or interest related to income tax matters in interest and penalties expense. As of December 31, 2011 and 2010, the Company had an immaterial amount of accrued interest and penalties.

The Company is subject to income taxes in the U.S. federal jurisdiction and various states and local jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. Accounting principles generally accepted in the United States of America require management to evaluate tax positions taken by the Company and recognize a tax liability (or asset) if the company has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. Management has analyzed the tax positions taken by the Company and has concluded that as of December 31, 2011, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Company is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. Management believes it is no longer subject to income tax examinations for years prior to 2008.